FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Financial assets classification	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and various tax and duties of $8,064 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________
(1)Excludes prepayments and other assets of $1,215 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $3,832 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $6,913 million.

(US$ MILLIONS)	2020	2019
Current
Marketable securities	$995	$734
Restricted cash	833	172
Derivative contracts	167	176
Loans and notes receivable	195	66
Other financial assets (1)	385	—
Total current	$2,575	$1,148
Non-current
Marketable securities	$3,535	$3,435
Restricted cash	272	201
Derivative contracts	110	62
Loans and notes receivable	1,002	309
Other financial assets (1)	1,302	1,088
Total non-current	$6,221	$5,095
____________________________________
(1)Other financial assets includes secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	2020	2019
Current, net	$4,306	$4,808
Non-current, net
Accounts receivable	60	40
Retainer on customer contract	68	102
Billing rights	555	681
Total non-current, net	$683	$823
Total	$4,989	$5,631
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2020	2019	2018
Loss allowance - beginning	$86	$45	$40
Add: increase in allowance	116	53	22
Deduct: bad debt write offs	(55)	(23)	(10)
Foreign currency translation and other	9	11	(7)
Loss allowance - ending	$156	$86	$45

Financial liabilities classification	The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and various tax and duties of $8,064 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________
(1)Excludes prepayments and other assets of $1,215 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Total financial assets include $3,832 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $6,913 million.

Carrying and fair values of financial assets	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2020 and 2019:

	2020			2019
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$481	$—	$—	$255	$—	$—
Corporate and government bonds	—	4,049	—	—	3,914	—
Derivative assets	46	231	—	4	234	—
Other financial assets (1)	775	571	341	401	400	287
	$1,302	$4,851	$341	$660	$4,548	$287
Financial liabilities
Derivative liabilities	$72	$722	$—	$18	$489	$—
Other financial liabilities	—	—	11	—	—	36
	$72	$722	$11	$18	$489	$36
____________________________________
(1)Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
    The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2020	Carrying value December 31, 2019	Valuation technique(s) and key input(s)
Corporate and government bonds	$4,049	$3,914	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$231	$234	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$571	$400	Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$722	$489	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2020 and 2019:

	2020			2019
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$481	$—	$—	$255	$—	$—
Corporate and government bonds	—	4,049	—	—	3,914	—
Derivative assets	46	231	—	4	234	—
Other financial assets (1)	775	571	341	401	400	287
	$1,302	$4,851	$341	$660	$4,548	$287
Financial liabilities
Derivative liabilities	$72	$722	$—	$18	$489	$—
Other financial liabilities	—	—	11	—	—	36
	$72	$722	$11	$18	$489	$36
____________________________________
(1)Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
    The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2020	Carrying value December 31, 2019	Valuation technique(s) and key input(s)
Corporate and government bonds	$4,049	$3,914	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$231	$234	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$571	$400	Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$722	$489	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets	The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2020	Carrying value December 31, 2019	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$254	243	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$77	34	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$9	10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
    The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2020 and 2019:

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$287	$280
Fair value change recorded in net income	(2)	5
Fair value change recorded in other comprehensive income	(3)	2
Additions	221	—
Disposals	(162)	—
Balance at end of period	$341	$287

Schedule of significant unobservable inputs used and change in balance of financial liabilities	The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2020	Carrying value December 31, 2019	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$254	243	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$77	34	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$9	10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
    The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2020 and 2019:

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$287	$280
Fair value change recorded in net income	(2)	5
Fair value change recorded in other comprehensive income	(3)	2
Additions	221	—
Disposals	(162)	—
Balance at end of period	$341	$287